Trade and other receivables (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Minimum period of past due for considering financial assets to be in default	180 days
Trade accounts receivable
Trade and other receivables
Minimum period of past due for considering provision for expected credit losses of financial assets	30 days
Minimum period of past due for considering financial assets to be in default	180 days
Percentage of provision for expected credit losses on accounts receivable from customers on its invoices	100.00%
Trade accounts receivable | Current
Trade and other receivables
Weighted-average loss rate	16.15%	1.73%
Trade accounts receivable | Current | Gross amount
Trade and other receivables
Carrying amount	R$ 152,675	R$ 44,573
Loss allowance	R$ (24,651)	R$ (772)
Trade accounts receivable | 1–30
Trade and other receivables
Weighted-average loss rate	9.44%	16.20%
Trade accounts receivable | 1–30 | Gross amount
Trade and other receivables
Carrying amount	R$ 16,636	R$ 6,779
Loss allowance	R$ (1,570)	R$ (1,098)
Trade accounts receivable | More than 31 days past due
Trade and other receivables
Weighted-average loss rate	81.38%	41.11%
Trade accounts receivable | More than 31 days past due | Gross amount
Trade and other receivables
Carrying amount	R$ 38,222	R$ 20,812
Loss allowance	R$ (31,106)	R$ (8,557)